Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
25	INVENTORIES

	As of	As of
	December 31, 2019 Million	December 31, 2018 Million
Handsets, SIM cards and other terminals	5,205	6,939
Other consumables	2,133	1,918

	7,338	8,857